SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at January 1, 2018	4,203,888
Granted	1,035,481
Exercised	(167)
Cancelled	(1,494,395)
Outstanding at December 31, 2018	3,744,807	4,203,888
Exercisable at December 31, 2018	1,314,690
Vested and expected to vest at December 31, 2018	2,906,311
Weighted average Exercise price
Outstanding at January 1, 2018	$ 4.52
Granted	3.08
Exercised	3.24
Cancelled	5.20
Outstanding at December 31, 2018	3.85	$ 4.52
Exercisable at December 31, 2018	4.88
Vested and expected to vest at December 31, 2018	$ 4.57
Weighted average Remaining contractual term
Outstanding	4 years 11 months 19 days	4 years 3 months 8 days
Exercisable at December 31, 2018	3 years 10 months 10 days
Vested and expected to vest at December 31, 2018	4 years 1 month 9 days
Aggregate intrinsic value
Outstanding at January 1, 2018	$ 56
Outstanding at December 31, 2018	27	$ 56
Exercisable at December 31, 2018	4
Vested and expected to vest at December 31, 2018	$ 19
Performance-based Stock Options [Member]
Number of options
Outstanding at January 1, 2018	283,331
Cancelled	(66,666)
Outstanding at December 31, 2018	216,665	283,331
Exercisable at December 31, 2018	116,666
Vested and expected to vest at December 31, 2018	116,666
Weighted average Exercise price
Outstanding at January 1, 2018	$ 4.93
Cancelled	6.84
Outstanding at December 31, 2018	4.35	$ 4.93
Exercisable at December 31, 2018	5.30
Vested and expected to vest at December 31, 2018	$ 5.30
Weighted average Remaining contractual term
Outstanding	4 years 1 month 13 days
Exercisable at December 31, 2018	2 years 6 months 18 days
Vested and expected to vest at December 31, 2018	2 years 6 months 18 days
Aggregate intrinsic value
Outstanding at January 1, 2018
Outstanding at December 31, 2018
Exercisable at December 31, 2018
Vested and expected to vest at December 31, 2018